Debt and Equity Securities - Summary of Debt and Equity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Summary Of Debt And Equity Securities [Line Items]
Securities Held-To-Maturity, Amortized Cost	$ 32,480	$ 36,624
Securities Held-To-Maturity, Gross Unrealized Gains	97	190
Securities Held-To-Maturity, Gross Unrealized Losses	466	669
Securities Held-To-Maturity, Estimated Market Value	32,111	36,145
Securities Available-For-Sale, Amortized Cost	338,449	319,201
Securities Available-For-Sale, Gross Unrealized Gains	313	557
Securities Available-For-Sale, Gross Unrealized Losses	6,046	7,173
Total investment securities available-for-sale	332,716	312,585
US Government-Sponsored Enterprises (GSEs) [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Available-For-Sale, Amortized Cost	74,690	61,879
Securities Available-For-Sale, Gross Unrealized Gains	4	0
Securities Available-For-Sale, Gross Unrealized Losses	1,714	2,391
Total investment securities available-for-sale	72,980	59,488
Government-Sponsored Enterprises (GSEs) residential [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Held-To-Maturity, Amortized Cost	9,886	11,856
Securities Held-To-Maturity, Gross Unrealized Gains	31	48
Securities Held-To-Maturity, Gross Unrealized Losses	156	230
Securities Held-To-Maturity, Estimated Market Value	9,761	11,674
Securities Available-For-Sale, Amortized Cost	200,175	166,316
Securities Available-For-Sale, Gross Unrealized Gains	302	496
Securities Available-For-Sale, Gross Unrealized Losses	2,551	2,447
Total investment securities available-for-sale	197,926	164,365
SBAP [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Available-For-Sale, Amortized Cost	26,387	37,577
Securities Available-For-Sale, Gross Unrealized Gains	0	9
Securities Available-For-Sale, Gross Unrealized Losses	789	729
Total investment securities available-for-sale	25,598	36,857
Obligations of States and Political Subdivisions [Member]
Summary Of Debt And Equity Securities [Line Items]
Securities Held-To-Maturity, Amortized Cost	22,594	24,768
Securities Held-To-Maturity, Gross Unrealized Gains	66	142
Securities Held-To-Maturity, Gross Unrealized Losses	310	439
Securities Held-To-Maturity, Estimated Market Value	22,350	24,471
Securities Available-For-Sale, Amortized Cost	37,197	53,429
Securities Available-For-Sale, Gross Unrealized Gains	7	52
Securities Available-For-Sale, Gross Unrealized Losses	992	1,606
Total investment securities available-for-sale	$ 36,212	$ 51,875